Non-Controlling Interest - Schedule of Equity Attributable to the Non-Controlling Interest (Details) - Quest Packaging Solutions Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Balance, beginning of period	$ 228	$ 228
Net loss attributable to non-controlling interest
Balance, end of period	$ 228	$ 228